Average Annual Total Returns - Pioneer High Income Municipal Fund	A 1 Year	A 5 Years	A 10 Years	A SinceInception	A InceptionDate	A Return After Taxes on Distributions 1 Year	A Return After Taxes on Distributions 5 Years	A Return After Taxes on Distributions 10 Years	A Return After Taxes on Distributions SinceInception	A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	A Return After Taxes on Distributions and Sale of Fund Shares 10 Years	A Return After Taxes on Distributions and Sale of Fund Shares SinceInception	C 1 Year	C 5 Years	C 10 Years	C SinceInception	C InceptionDate	Y 1 Year	Y 5 Years	Y 10 Years	Y SinceInception	Y InceptionDate	Bloomberg U.S. Municipal High Yield Bond Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg U.S. Municipal High Yield Bond Index (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg U.S. Municipal High Yield Bond Index (reflects no deduction for fees, expenses or taxes) 10 Years	Bloomberg U.S. Municipal High Yield Bond Index (reflects no deduction for fees, expenses or taxes) SinceInception	Bloomberg U.S. Municipal High Yield Bond Index (reflects no deduction for fees, expenses or taxes) InceptionDate
Total	(2.92%)	3.79%	4.75%	3.27%	Oct. 17, 2006	(2.97%)	3.73%	4.69%	3.23%	(0.34%)	3.92%	4.80%	3.58%	(0.14%)	3.96%	4.44%	2.78%	Oct. 17, 2006	1.84%	4.98%	5.42%	3.67%	Oct. 17, 2006	4.89%	6.56%	6.86%	5.08%	Oct. 17, 2006